Stock Options and Stock-based Compensation (Details 1) (USD $)	12 Months Ended
Dec. 31, 2014
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Exercise Price, Lower Limit (in dollars per share)	$ 0.50
Options Outstanding, Exercise Price, Upper Limit (in dollars per share)	$ 2.00
Options Outstanding (in shares)	7,019,750
Options Outstanding, Weighted Average Remaining Contractual Life (in years)	6 years 8 months 8 days
Options Outstanding, Weighted Average Exercise Price (in dollars per share)	$ 0.92
Options Exercisable (in shares)	4,596,467
Options Exercisable, Weighted Average Exercise Price (in dollars per share)	$ 1.11
Exercise Price 0.50 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price (in dollars per share)	$ 0.50
Options Outstanding (in shares)	159,000
Options Exercisable (in shares)	133,625
Exercise Price 0.55 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price (in dollars per share)	$ 0.55
Options Outstanding (in shares)	3,890,000
Options Exercisable (in shares)	1,525,217
Exercise Price 0.80 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price (in dollars per share)	$ 0.80
Options Outstanding (in shares)	320,000
Options Exercisable (in shares)	320,000
Exercise Price 1.25 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price (in dollars per share)	$ 1.25
Options Outstanding (in shares)	310,000
Options Exercisable (in shares)	310,000
Exercise Price 1.50 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price (in dollars per share)	$ 1.50
Options Outstanding (in shares)	2,126,000
Options Exercisable (in shares)	2,092,875
Exercise Price 2.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price (in dollars per share)	$ 2.00
Options Outstanding (in shares)	214,750
Options Exercisable (in shares)	214,750